Balance Sheet (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preference shares par value (in Dollars per share) | $ / shares	$ 0.0001
Preference shares authorized	1,000,000
Preferred stock, share issued	0
Preferred stock, share outstanding	0
Temporary Equity, Shares Outstanding	48,705,098
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 10.00
Common Class A [Member]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, share authorized	200,000,000
Common stock, share issued	2,149,902
Common stock, share outstanding	2,149,902
Temporary Equity, Shares Outstanding	48,705,098
Common Class B [Member]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, share authorized	20,000,000
Common stock, share issued	12,713,750
Common stock, share outstanding	12,713,750